Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure Of Estimated Useful Lives Property Plant And Equipment Explanatory

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Servers and network equipment	3 – 5 years
Office furniture, equipment and others	3 – 5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease terms

Disclosure of Estimated Useful Lives of Acquired Intangible Assets

Other intangible assets acquired in a business combination not under a common control transaction are recognized initially at fair value at the acquisition date and subsequently carried at the amount initially recognized less accumulated amortization and impairment loss, if any. Amortization is calculated using the straight-line method to allocate the costs of acquired intangible assets over the following estimated useful lives:

Online users	1 year
Corporate customer relationship	3 - 9 years
Supplier resources	5 - 8 years
Non-compete agreements	4 - 9 years
Copyrights	3 - 7 years